Loans (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of Loans by Credit Quality Indicator
Total Loans	$ 364,341	$ 323,955
Commercial [Member]
Summary of Loans by Credit Quality Indicator
Total Loans	104,899	89,828
Commercial real estate [Member]
Summary of Loans by Credit Quality Indicator
Total Loans	119,192	106,332
Residential real estate [Member]
Summary of Loans by Credit Quality Indicator
Total Loans	110,412	103,518
Consumer [Member]
Summary of Loans by Credit Quality Indicator
Total Loans	6,480	6,216
Construction & land development [Member]
Summary of Loans by Credit Quality Indicator
Total Loans	23,358	18,061
Pass [Member]
Summary of Loans by Credit Quality Indicator
Total Loans	212,988	174,908
Pass [Member] | Commercial [Member]
Summary of Loans by Credit Quality Indicator
Total Loans	92,123	76,216
Pass [Member] | Commercial real estate [Member]
Summary of Loans by Credit Quality Indicator
Total Loans	102,602	84,846
Pass [Member] | Residential real estate [Member]
Summary of Loans by Credit Quality Indicator
Total Loans	200	1,151
Pass [Member] | Consumer [Member]
Summary of Loans by Credit Quality Indicator
Total Loans
Pass [Member] | Construction & land development [Member]
Summary of Loans by Credit Quality Indicator
Total Loans	18,063	12,695
Special Mention [Member]
Summary of Loans by Credit Quality Indicator
Total Loans	14,275	19,872
Special Mention [Member] | Commercial [Member]
Summary of Loans by Credit Quality Indicator
Total Loans	5,854	5,147
Special Mention [Member] | Commercial real estate [Member]
Summary of Loans by Credit Quality Indicator
Total Loans	5,671	10,385
Special Mention [Member] | Residential real estate [Member]
Summary of Loans by Credit Quality Indicator
Total Loans
Special Mention [Member] | Consumer [Member]
Summary of Loans by Credit Quality Indicator
Total Loans
Special Mention [Member] | Construction & land development [Member]
Summary of Loans by Credit Quality Indicator
Total Loans	2,750	4,340
Substandard [Member]
Summary of Loans by Credit Quality Indicator
Total Loans	16,393	16,625
Substandard [Member] | Commercial [Member]
Summary of Loans by Credit Quality Indicator
Total Loans	6,637	7,710
Substandard [Member] | Commercial real estate [Member]
Summary of Loans by Credit Quality Indicator
Total Loans	8,459	8,686
Substandard [Member] | Residential real estate [Member]
Summary of Loans by Credit Quality Indicator
Total Loans	53	61
Substandard [Member] | Consumer [Member]
Summary of Loans by Credit Quality Indicator
Total Loans
Substandard [Member] | Construction & land development [Member]
Summary of Loans by Credit Quality Indicator
Total Loans	1,244	168
Doubtful [Member]
Summary of Loans by Credit Quality Indicator
Total Loans
Doubtful [Member] | Commercial [Member]
Summary of Loans by Credit Quality Indicator
Total Loans
Doubtful [Member] | Commercial real estate [Member]
Summary of Loans by Credit Quality Indicator
Total Loans
Doubtful [Member] | Residential real estate [Member]
Summary of Loans by Credit Quality Indicator
Total Loans
Doubtful [Member] | Consumer [Member]
Summary of Loans by Credit Quality Indicator
Total Loans
Doubtful [Member] | Construction & land development [Member]
Summary of Loans by Credit Quality Indicator
Total Loans
Not Rated [Member]
Summary of Loans by Credit Quality Indicator
Total Loans	120,685	112,550
Not Rated [Member] | Commercial [Member]
Summary of Loans by Credit Quality Indicator
Total Loans	285	755
Not Rated [Member] | Commercial real estate [Member]
Summary of Loans by Credit Quality Indicator
Total Loans	2,460	2,415
Not Rated [Member] | Residential real estate [Member]
Summary of Loans by Credit Quality Indicator
Total Loans	110,159	102,306
Not Rated [Member] | Consumer [Member]
Summary of Loans by Credit Quality Indicator
Total Loans	6,480	6,216
Not Rated [Member] | Construction & land development [Member]
Summary of Loans by Credit Quality Indicator
Total Loans	$ 1,301	$ 858